DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to parent company	$ 25,843	$ 61,784	$ 725,482
Profit due bargain acquisition (net)	(185,336)	(226,757)
Total adjustments	70,599	(17,163)
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains/losses	(183,927)	(153,497)	(83,243)
Realized gains/losses	208,064	197,891	208,362
Deferred income taxes	(4,684)	(10,630)	(30,482)
Total biological assets	19,453	33,764	94,637
Profit due bargain acquisition (net)	0	(21,674)	(9,381)
Total adjustments	19,453	12,090	85,256
Distributable Net Profit	$ 45,296	$ 73,874	$ 810,738